Offerings	Dec. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	40.00
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the Exchange Warrants, September 2025 Warrants and the November 2025 Warrants (each as defined below) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (b) Includes 500,000 shares of common stock, par value $0.0001 per share (the "Common Stock") of Scilex Holding Company, a Delaware corporation (the "Company"), issuable upon exercise of warrants to purchase Common Stock with an exercise price of $40.00 per share, issued by the Company on July 28, 2025 (the "Exchange Warrants").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	275,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 5,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.55
Offering Note	Includes 275,000 shares of Common Stock issuable upon the exercise of warrants at an exercise price of $20.00 per share (the "September 2025 Warrants"). Pursuant to Rule 457(g) of the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon exercise of the warrants exercisable at $20.00 per share, is in each case estimated based upon the higher of (a) the exercise price of such warrants, and (b) $17.26, which is the average of the high and low sale prices of Common Stock on December 11, 2025, as reported on The Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	1,428,946
Proposed Maximum Offering Price per Unit	29.00
Maximum Aggregate Offering Price	$ 41,439,434.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,722.79
Offering Note	Includes 1,428,946 shares of Common Stock issuable upon the exercise of warrants at an exercise price of $29.00 per share (the "November 2025 Warrants"). Pursuant to Rule 457(g) of the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the common stock issuable upon exercise of the warrants exercisable at $29.00 per share, is in each case estimated based upon the higher of (a) the exercise price of such warrants, and (b) $17.26, which is the average of the high and low sale prices of Common Stock on December 11, 2025, as reported on The Nasdaq Capital Market.